Summary of Significant Accounting Policies - Weighted Average Shares of Unvested Restricted Stock (Detail) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Unvested restricted stock	293	238	309